Expense Example, No Redemption - BlackRock Event Driven Equity Fund - Investor C	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 237
Expense Example, No Redemption, 3 Years	745
Expense Example, No Redemption, 5 Years	1,279
Expense Example, No Redemption, 10 Years	$ 2,741